UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-3964

Dreyfus Government Cash Management Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	1/31
Date of reporting period:	4/30/10

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Government Cash Management
April 30, 2010 (Unaudited)

	Annualized
	Yield on Date	Principal
U.S. Government Agencies--54.1%	of Purchase (%)	Amount ($)	Value ($)
Federal Home Loan Bank:
5/3/10	0.39	197,500,000 a	197,500,000
5/3/10	0.44	500,000,000 a	500,000,000
5/12/10	0.16	25,000,000	24,998,778
5/21/10	0.17	139,000,000	138,987,258
5/23/10	0.09	971,250,000 a	971,143,859
6/11/10	0.26	400,000,000	401,228,351
6/23/10	0.18	20,800,000	20,794,641
6/30/10	0.17	25,000,000	24,992,833
7/16/10	0.21	650,000,000 a	649,602,952
7/16/10	0.25	1,000,000,000 a	1,000,000,000
10/15/10	0.45	32,900,000	32,894,637
10/28/10	0.35	100,000,000	100,047,793
11/15/10	0.47	50,000,000	50,154,686
1/18/11	0.43	200,000,000	200,457,438
5/25/11	0.25	560,000,000 a	560,000,000
5/27/11	0.25	500,000,000 a	500,000,000
8/17/11	0.30	500,000,000 a	499,869,059
Federal Home Loan Mortgage Corp.:
5/3/10	0.24	149,000,000 b	148,998,013
5/17/10	0.43	750,000,000 b	749,856,667
5/20/10	0.30	305,810,000 a,b	305,467,230
6/1/10	0.19	106,075,000 b	106,058,102
6/14/10	0.16	250,000,000 b	249,951,111
6/24/10	0.18	35,000,000 b	34,990,812
6/28/10	0.17	402,992,000 b	402,881,625
7/2/10	0.18	45,100,000 b	45,086,019
7/16/10	0.20	202,000,000 b	203,284,720
9/21/10	0.22	250,000,000 b	249,781,528
10/25/10	0.27	25,000,000 b	24,966,813

10/26/10	0.26	301,410,000 b	301,026,946
10/27/10	0.28	336,000,000 b	335,532,213
11/2/10	0.27	421,000,000 b	420,421,541
11/16/10	0.31	500,000,000 b	499,143,194
11/23/10	0.32	352,000,000 b	351,365,520
Federal National Mortgage Association:
9/1/10	0.30	1,000,000,000 b	998,975,000
10/18/10	0.26	360,000,000 b	359,558,000
10/20/10	0.27	50,000,000 b	49,935,500
10/25/10	0.27	500,000,000 b	499,336,250
11/15/10	0.33	550,000,000 b	549,001,750
11/15/10	0.14	137,731,000 b	142,384,223
Total U.S. Government Agencies
(cost $12,900,675,062)			12,900,675,062

U.S. Treasury Note--2.6%
6/1/10
(cost $626,242,077)	0.27	625,000,000	626,242,077

Asset-Backed Commercial Paper--2.1%
Straight-A Funding LLC
5/4/10	0.17	125,000,000 c	124,998,229
5/6/10	0.18	50,056,000 c	50,054,749
5/10/10	0.19	39,147,000 c	39,145,141
6/4/10	0.20	100,000,000 c	99,981,111
6/14/10	0.23	194,646,000 c	194,591,283
Total Asset-Backed Commercial Paper
(cost $508,770,513)			508,770,513

Repurchase Agreements--41.1%
Banc of America Securities LLC
dated 4/30/10, due 5/3/10 in the amount of
$500,007,917 (fully collateralized by $175,166,100
U.S. Treasury Bonds, 5%, due 5/15/37, value
$191,964,210 and $303,376,800 U.S. Treasury Notes,
2.75%-4.88%, due 6/30/12-1/31/17, value $318,035,863)	0.19	500,000,000	500,000,000
Barclays Capital, Inc.
dated 4/30/10, due 5/3/10 in the amount of

$352,005,573 (fully collateralized by $356,102,300
U.S. Treasury Notes, 2.50%-3.25%, due
4/30/15-3/31/17, value $359,040,154)	0.19	352,000,000	352,000,000
BNP Paribas
dated 4/30/10, due 5/3/10 in the amount of
$1,000,015,000 (fully collateralized by
$1,002,485,900 U.S. Treasury Notes, 0.88%-4.63%, due
4/30/11-3/31/14, value $1,020,000,065)	0.18	1,000,000,000	1,000,000,000
Citigroup Global Markets Holdings Inc.
dated 4/30/10, due 5/3/10 in the amount of
$100,001,583 (fully collateralized by $101,770,000
Federal Home Loan Bank, 0%-.50%, due 7/9/10-12/1/11,
value $102,003,026)	0.19	100,000,000	100,000,000
Credit Agricole Securities (USA) Inc.
dated 4/30/10, due 5/3/10 in the amount of
$1,300,019,500 (fully collateralized by $769,095,000
Federal Home Loan Bank, 2%-2.30%, due 4/12/13-9/5/13,
value $770,276,212 and $556,099,000 Federal Home Loan
Mortgage Corp., 0%-2.13%, due 9/30/10-6/18/13, value
$555,728,636)	0.18	1,300,000,000	1,300,000,000
Credit Suisse Securities LLC
dated 4/30/10, due 5/3/10 in the amount of
$345,005,175 (fully collateralized by $710,778,000
U.S. Treasury Strips, due 8/15/20-8/15/29, value
$351,900,614)	0.18	345,000,000	345,000,000
Credit Suisse Securities LLC
dated 4/30/10, due 5/3/10 in the amount of
$400,006,333 (fully collateralized by $408,077,600
U.S. Treasury Bills, due 5/6/10-6/24/10, value
$408,004,700)	0.19	400,000,000	400,000,000
Credit Suisse Securities LLC
dated 4/30/10, due 5/3/10 in the amount of
$250,005,417 (fully collateralized by $143,019,270
Federal Home Loan Mortgage Corp., 5%-8%, due
4/15/21-3/15/35, value $91,087,684, $33,699,535
Federal National Mortgage Association, 4.50%-9.18%,
due 5/25/27-8/25/39, value $35,306,193 and
$145,435,957 Government National Mortgage
Association, 5%-6%, due 6/20/32-2/20/40, value
$128,608,527)	0.26	250,000,000	250,000,000
Deutsche Bank Securities Inc.
dated 4/30/10, due 5/3/10 in the amount of

$550,008,250 (fully collateralized by $575,859,200
U.S. Treasury Notes, 2.75%-4.63%, due
10/31/11-2/15/19, value $561,000,068)	0.18	550,000,000	550,000,000
Goldman, Sachs & Co.
dated 4/30/10, due 5/3/10 in the amount of
$1,100,015,583 (fully collateralized by $197,714,000
U.S. Treasury Bills, due 9/30/10, value $197,555,829,
$225,992,700 U.S. Treasury Bonds, 7.13%-8.50%, due
2/15/20-2/15/23, value $311,819,546 and $558,795,800
U.S. Treasury Notes, 1.88%-5.13%, due
7/31/11-5/15/16, value $612,624,639)	0.17	1,100,000,000	1,100,000,000
HSBC USA Inc.
dated 4/30/10, due 5/3/10 in the amount of
$500,007,917 (fully collateralized by $346,063,000
U.S. Treasury Bills, due 7/29/10-4/7/11, value
$345,553,150 and $162,685,000 U.S. Treasury Notes,
1.13%, due 6/30/11, value $164,448,379)	0.19	500,000,000	500,000,000
JP Morgan Chase & Co.
dated 4/30/10, due 5/3/10 in the amount of
$500,007,500 (fully collateralized by $504,705,000
U.S. Treasury Notes, 2.38%, due 8/31/14, value
$510,002,815)	0.18	500,000,000	500,000,000
Morgan Stanley
dated 4/30/10, due 5/3/10 in the amount of
$500,007,500 (fully collateralized by $1,000,000
Federal Home Loan Bank, 0%, due 4/9/25, value
$987,951, $389,250,000 Federal Home Loan Mortgage
Corp., 0.21%-6.50%, due 1/7/11-6/3/24, value
$389,890,871, $33,215,000 Federal National Mortgage
Association, 5.13%, due 1/2/14, value $36,771,284,
$125,000,000 Resolution Funding Corp., 0%, due
10/15/19, value $82,868,750 and $490,000 Tennessee
Valley Authority, 6.75%, due 11/1/25, value $595,718)	0.18	500,000,000	500,000,000
RBC Capital Markets
dated 4/30/10, due 5/3/10 in the amount of
$350,005,542 (fully collateralized by $89,379,000
Federal Farm Credit Bank, 2%-2.49%, due
7/26/13-3/3/14, value $89,602,492, $127,025,000
Federal Home Loan Bank, 0%-3%, due 3/28/13-12/30/19,
value $127,703,323, $30,831,410 Federal Home Loan
Mortgage Corp., 0%-18.96%, due 4/30/12-4/16/37, value
$25,495,844, $303,113,444 Federal National Mortgage

Association, 0%-6.25%, due 12/1/11-5/1/40, value
$113,498,716, $695,000 Financing Corporation, 0%, due
5/2/10-12/27/18, value $609,959, $26,000 Resolution
Funding Corp., 0%, due 10/15/20-1/15/30, value
$14,208, $20,000 Student Loan Marketing Association,
0%, due 10/3/22, value $10,279 and $95,000
Tennessee Valley Authority, 0%, due 5/1/22-4/15/42,
value $65,614)	0.19	350,000,000	350,000,000
RBS Securities, Inc.
dated 4/30/10, due 5/3/10 in the amount of
$300,004,750 (fully collateralized by $106,830,000
U.S. Treasury Bonds, 4.50%, due 5/15/38, value
$107,915,975 and $196,825,000 U.S. Treasury Notes,
2.38%, due 9/30/14, value $198,084,045)	0.19	300,000,000	300,000,000
RBS Securities, Inc.
dated 4/30/10, due 5/3/10 in the amount of
$500,008,333 (fully collateralized by $950,000
International Bank for Reconstruction and
Development, 2%, due 4/2/12, value $968,274,
$162,545,000 International Finance Corp., 2%, due
10/29/12, value $166,098,719 and $345,842,000 U.S.
Treasury Notes, 3.38%-3.63%, due 11/15/19-2/15/20,
value $342,934,748)	0.20	500,000,000	500,000,000
Societe Generale
dated 4/30/10, due 5/3/10 in the amount of
$250,004,167 (fully collateralized by $50,000,000
Federal Farm Credit Bank, 4.75%, due 5/7/10, value
$51,188,319, $87,829,000 Federal Home Loan Mortgage
Corp., 1.75%-5.13%, due 2/25/11-6/15/12, value
$89,853,338, $194,000,000 Federal National Mortgage
Association, 1.25%-6.29%, due 6/22/12-7/25/37, value
$109,662,197 and $29,966,853 Government National
Mortgage Association, 5%-5.50%, 5/20/35-11/16/39,
value $4,296,146)	0.20	250,000,000	250,000,000
UBS Securities LLC
dated 4/30/10, due 5/3/10 in the amount of
$500,007,917 (fully collateralized by $514,707,100
U.S. Treasury Notes, 2.38%-3.13%, due
8/31/14-5/15/19, value $510,000,226)	0.19	500,000,000	500,000,000
UBS Securities LLC
dated 4/30/10, due 5/3/10 in the amount of

$500,008,333 (fully collateralized by $481,849,680
Federal National Mortgage Association, 0%-6.63%, due
7/12/10-6/1/29, value $509,487,027 and $1,000,000
Student Loan Marketing Association, 0%, due 10/3/22,
value $513,970)	0.20	500,000,000	500,000,000
Total Repurchase Agreements
(cost $9,797,000,000)			9,797,000,000
Total Investments (cost $23,832,687,652)		99.9%	23,832,687,652
Cash and Receivables (Net)		.1%	19,291,777
Net Assets		100.0%	23,851,979,429

a	Variable rate security--interest rate subject to periodic change.
b

On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Federal National Mortgage Association and Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator. As such, the FHFA will oversee continuing affairs of these companies.

c

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2010, these securities amounted to $508,770,513 or 2.1% of net assets.

At April 30, 2010, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a unadjusted quoted price in an active market, such securities are reflected as Level 2.
The following is a summary of the inputs used as of April 30, 2010 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	23,832,687,652
Level 3 - Significant Unobservable Inputs	-
Total	23,832,687,652

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

Repurchase Agreements:

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the funds’ custodians and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Government Prime Cash Management
April 30, 2010 (Unaudited)

	Annualized
	Yield on Date	Principal
U.S. Government Agencies--79.4%	of Purchase (%)	Amount ($)	Value ($)
Federal Farm Credit Bank:
5/4/10	0.47	19,000,000	19,003,567
5/5/10	0.31	328,000,000 a	328,073,580
5/7/10	0.23	154,859,000	154,973,090
5/27/10	0.27	412,000,000 a	411,971,844
6/8/10	0.14	10,000,000	9,998,522
6/29/10	0.14	25,000,000	24,994,264
6/30/10	0.14	25,000,000	24,994,167
7/8/10	0.15	25,000,000	24,992,917
7/30/10	0.17	25,000,000	24,989,375
8/9/10	0.18	15,000,000	14,992,500
8/10/10	0.21	25,000,000	24,985,271
9/28/10	0.25	50,000,000	49,947,916
12/15/10	0.32	50,000,000	49,898,667
12/17/10	0.21	25,500,000 a	25,498,377
1/5/11	0.21	30,000,000 a	29,997,932
Federal Home Loan Bank:
5/3/10	0.06	142,000,000	141,999,527
5/3/10	0.44	250,000,000 a	250,000,000
5/5/10	0.16	100,000,000	99,998,222
5/7/10	0.16	50,000,000	49,998,667
5/11/10	0.46	50,000,000	50,000,203
5/12/10	0.47	4,450,000	4,450,205
5/12/10	0.50	32,500,000	32,539,312
5/14/10	0.54	45,000,000	45,070,457
5/14/10	0.54	9,950,000	9,975,334
5/19/10	0.14	200,000,000	199,986,500
5/21/10	0.14	280,738,000	280,715,524
5/24/10	0.14	178,064,000	178,047,788
5/26/10	0.15	96,892,000	96,882,066

5/28/10	0.14	111,000,000	110,988,345
6/2/10	0.14	100,000,000	99,987,333
6/4/10	0.18	75,500,000	75,487,165
6/11/10	0.26	45,000,000	45,138,213
6/18/10	0.18	300,000,000	299,928,000
6/23/10	0.17	77,875,000	77,855,510
6/25/10	0.16	99,250,000	99,225,739
7/14/10	0.17	110,888,000	110,849,363
7/16/10	0.17	50,000,000	49,982,056
7/21/10	0.17	228,768,000	228,681,231
Tennessee Valley Authority
5/20/10	0.13	100,000,000	99,993,139
Total U.S. Government Agencies
(cost $3,957,091,888)			3,957,091,888

U.S. Treasury Bills--16.1%
6/3/10	0.17	400,000,000	399,937,667
6/10/10	0.17	200,000,000	199,963,333
7/15/10	0.15	200,000,000	199,937,500
Total U.S. Treasury Bills
(cost $799,838,500)			799,838,500

U.S. Treasury Notes--4.3%
5/17/10	0.15	75,000,000	75,120,000
5/17/10	0.15	140,000,000	140,261,700
Total U.S. Treasury Notes
(cost $215,381,700)			215,381,700
Total Investments (cost $4,972,312,088)		99.8%	4,972,312,088
Cash and Receivables (Net)		.2%	10,105,009
Net Assets		100.0%	4,982,417,097

a Variable rate security--interest rate subject to periodic change.

At April 30, 2010, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a unadjusted quoted price in an active market, such securities are reflected as Level 2.
The following is a summary of the inputs used as of April 30, 2010 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	4,972,312,088
Level 3 - Significant Unobservable Inputs	-
Total	4,972,312,088

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Government Cash Management Funds

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak
President

Date:	June 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak
President

Date:	June 23, 2010

By:	/s/ James Windels
James Windels
Treasurer

Date:	June 23, 2010

EXHIBIT INDEX

         (a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)